Fair Value Measurements (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Fair Value Measurements (Details) [Line Items]
Long-term Debt, Gross					$ 35,446
Debt Instrument, Fair Value Disclosure					28,900
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member]
Fair Value Measurements (Details) [Line Items]
Long-term Debt, Gross			$ 32,386		35,446
Carrying value of convertible debt					30,200
Fair value of convertible debt					28,900
Fair Value, Inputs, Level 1, 2 and 3 [Member]
Fair Value Measurements (Details) [Line Items]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Transfers, Net					0	$ 0
Fair Value, Inputs, Level 1, 2 and 3 [Member] | GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member]
Fair Value Measurements (Details) [Line Items]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Transfers, Net	$ 0	$ 0	$ 0	$ 0
Fair Value, Inputs, Level 3 [Member]
Fair Value Measurements (Details) [Line Items]
Long-term Debt, Gross					$ 30,200